Earnings per share - Weighted Average Shares Outstanding (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share details 1 [abstract]
Weighted average shares outstanding for basic per share	1,087,050	1,086,642	1,086,394
Subscription warrants - indemnification	3,570	3,570	3,570
Deferred stock plan	2,858	2,614	2,602
Weighted average shares outstanding for diluted per share	1,093,478	1,092,826	1,092,566